March 5, 2019

THE DREYFUS FUND INCORPORATED

Supplement to Summary Prospectus and Prospectus

 dated May 1, 2018

The following information supersedes and replaces the information contained in the sections "Portfolio Management" in the summary prospectus and "Fund Summary – Portfolio Management" in the prospectus:

The fund's investment adviser is The Dreyfus Corporation (Dreyfus).

David Sealy, Barry K. Mills and Leigh Todd are the fund's primary portfolio managers, positions Messrs. Sealy and Mills have held since February 2010 and Ms. Todd has held since November 2015.  Mr. Sealy is a director and senior research analyst at Mellon Investments Corporation (Mellon), an affiliate of Dreyfus, and Mr. Mills is a director and senior research analyst at Mellon.  Ms. Todd is the Director of Global Equity Research Strategies and a senior research analyst at Mellon.  Each primary portfolio manager is also an employee of Dreyfus.

The following information supersedes and replaces the third paragraph in the section "Fund Details – Management" in the prospectus:

David Sealy, Barry K. Mills and Leigh Todd are the fund's primary portfolio managers who are jointly and primarily responsible for managing the fund's portfolio.  Messrs. Sealy and Mills have been portfolio managers of the fund since June 2005 and primary portfolio managers of the fund since February 2010.  Mr. Sealy is a director and senior research analyst at Mellon Investments Corporation, an affiliate of Dreyfus.  He has been employed by Mellon or a predecessor company of Mellon since 2005, and by Dreyfus since 1997.  Mr. Mills is a director and senior research analyst at Mellon. He has been employed by Mellon or a predecessor company of Mellon since June 2005, and by Dreyfus since 1999.  Ms. Todd has been a primary portfolio manager of the fund since November 2015.  Ms. Todd is the Director of Global Equity Research Strategies and a senior research analyst at Mellon.  She has been employed by Mellon or a predecessor company of Mellon since 2005, and by Dreyfus since 2001.  Messrs. Sealy and Mills and Ms. Todd manage the fund in their capacity as employees of Dreyfus.

0026STK0319

March 5, 2019

THE DREYFUS FUND INCORPORATED

DREYFUS OPPORTUNITY FUNDS

- Dreyfus Natural Resources Fund

- Dreyfus Japan Womenomics Fund

Supplement to Current Statement of Additional Information

The following information supplements the portfolio manager information contained in the section of the Statement of Additional Information entitled "Certain Portfolio Manager Information":

The following table lists the funds' portfolio managers, if any, who are in addition to the primary portfolio managers listed in the prospectus.  See the prospectus for a list of, and certain other information regarding, the primary portfolio manager(s) for your fund.

Fund	Additional Portfolio Managers
DF	Matthew Jenkin
DNRF	Richard Bullock

The following table lists the number and types of accounts (including the funds) advised by each fund's primary portfolio manager(s) and assets under management in those accounts as of the end of the last fiscal year of the funds they manage.

Primary Portfolio Manager	Registered Investment Companies	Total Assets Managed	Other Pooled Investment Vehicles	Total Assets Managed	Other Accounts	Total Assets Managed
Yoshihiro Aoyama[1]	None	N/A	None	N/A	None	N/A

1Because Mr. Aoyama became a portfolio manager of DJWF as of March 5, 2019, his information is as of January 31, 2019.

The following table provides information on accounts managed (included within the table above) by each primary portfolio manager that are subject to performance-based advisory fees.

Primary Portfolio Manager	Type of Account	Number of Accounts Subject to Performance Fees	Total Assets of Accounts
Yoshihiro Aoyama	None	N/A	N/A

The following table lists the dollar range of fund shares beneficially owned by the primary portfolio manager(s) as of the end of the fund's last fiscal year, except if otherwise indicated.

Primary Portfolio Manager	Fund	Dollar Range of Fund Shares Beneficially Owned
Yoshihiro Aoyama[1]	DJWF	None

1Mr. Aoyama became a portfolio manager of DJWF as of March 5, 2019, and as of that date did not own shares of the fund.

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